Short-term Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Total amount short-term investments	$ 23,608,000
Short Term Deposit Weighted Average Interest Rate	1.60%
Short-term investment		$ 0
Bank Deposits [Member]
Schedule Of Available For Sale Securities [Line Items]
Total amount short-term investments	$ 15,000,000